PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 01, 2003	Feb. 28, 2003
Disclosure of net defined benefit liability (asset) [line items]
Employer's contributions	Rp 205	Rp 233
Funded pension | The company
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			18.00%	8.40%
Pension benefit obligations at beginning of year	(2,338)
Return on plan assets (excluding amount included in net interest expense)	201	(398)
Employer's contributions	205	233
Additional welfare benefits	80
Benefits paid by employer	(80)
Pension benefit obligations at end of year	(5,557)	(2,338)
Funded pension | Present value of the defined benefit obligations | The company
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	22,061	20,121
Service costs	260	259
Interest income	1,544	1,599
Pension plan participants’ contributions	27	33
Actuarial losses recognized in OCI	2,741	1,514
Pension benefits paid	(1,530)	(1,465)
Additional welfare benefits	80
Benefits paid by employer	(80)
Pension benefit obligations at end of year	25,103	22,061
Funded pension | Plan assets | The company
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(19,723)	(19,064)
Interest income	(1,383)	(1,524)
Return on plan assets (excluding amount included in net interest expense)	(201)	398
Pension plan participants’ contributions	(27)	(32)
Pension benefits paid	1,530	1,465
Plan administration costs	(61)	(63)
Pension benefit obligations at end of year	Rp (19,546)	Rp (19,723)